Summary of Significant Accounting Policies (Details) - Schedule of Contributed to ESOP - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Contributed to ESOP [Abstract]
Allocated shares	110,660	117,065
Shares committed to be released		463
Unearned shares		461
Total ESOP shares	110,660	117,989
Fair value of unearned shares at end of period (in Dollars)		$ 4,000